Property, Plant and Equipment (Tables)	9 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of Changes in Property, Plant and Equipment	Changes in property, plant and equipment:
	Balance at January 1, 2024	Additions net of transfers (1)	Disposals	Depreciation	Exchange rate variation	Balance at September 30, 2024
Buildings	4,305,145	215,591	(10,647)	(192,967)	(199,101)	4,118,021
Land	1,209,739	22,758	(4,053)	—	(86,076)	1,142,368
Machinery and equipment	4,310,590	520,599	(22,461)	(478,107)	(141,903)	4,188,718
Facilities	764,036	129,345	(405)	(39,469)	(87,682)	765,825
Computer equipment	166,291	53,346	(2,013)	(37,544)	(4,347)	175,733
Vehicles (land and air)	272,663	72,166	(7,587)	(33,638)	(15,601)	288,003
Construction in progress	1,636,719	(147,140)	(4,301)	—	(79,357)	1,405,921
Other	253,006	69,936	(836)	(30,308)	(5,257)	286,541
	12,918,189	936,601	(52,303)	(812,033)	(619,324)	12,371,130
	Balance at January 1, 2023	Acquired in business combination	Additions net of transfers (1)	Disposals	Depreciation	Exchange rate variation	Balance at September 30, 2023
Buildings	3,779,963	4	541,948	(15,814)	(191,223)	54,042	4,168,920
Land	1,056,590	—	62,178	(292)	—	16,837	1,135,313
Machinery and equipment	3,832,826	10,180	737,122	(30,046)	(444,787)	45,696	4,150,991
Facilities	575,290	—	152,148	(885)	(32,899)	27,212	720,866
Computer equipment	116,263	—	49,073	(583)	(32,550)	2,182	134,385
Vehicles (land and air)	214,898	—	78,467	(5,872)	(31,789)	2,200	257,904
Construction in progress	2,124,483	—	(458,099)	(2,162)	—	35,570	1,699,792
Other	215,050	(15)	46,070	(8,995)	(26,225)	3,618	229,503
	11,915,363	10,169	1,208,907	(64,649)	(759,473)	187,357	12,497,674
(1)	Additions for each category includes transfers from construction in progress during the period.